Shareholder Report, Line Graph (Details) - USD ($)						2 Months Ended		3 Months Ended	5 Months Ended		6 Months Ended	8 Months Ended		9 Months Ended	11 Months Ended		12 Months Ended			14 Months Ended		15 Months Ended	17 Months Ended		18 Months Ended	20 Months Ended		21 Months Ended	23 Months Ended		24 Months Ended		26 Months Ended		27 Months Ended	29 Months Ended		30 Months Ended	32 Months Ended		33 Months Ended	35 Months Ended		36 Months Ended	38 Months Ended		39 Months Ended	41 Months Ended		42 Months Ended	44 Months Ended		45 Months Ended	47 Months Ended		48 Months Ended	50 Months Ended		51 Months Ended	53 Months Ended		54 Months Ended	56 Months Ended		57 Months Ended	59 Months Ended		60 Months Ended	62 Months Ended		63 Months Ended	65 Months Ended		66 Months Ended	68 Months Ended		69 Months Ended	71 Months Ended		72 Months Ended	74 Months Ended		75 Months Ended	77 Months Ended		78 Months Ended	80 Months Ended		81 Months Ended	83 Months Ended		84 Months Ended	86 Months Ended		87 Months Ended	89 Months Ended		90 Months Ended	92 Months Ended		93 Months Ended	95 Months Ended		96 Months Ended	98 Months Ended		99 Months Ended	101 Months Ended		102 Months Ended	104 Months Ended		105 Months Ended	107 Months Ended		108 Months Ended	110 Months Ended		111 Months Ended	113 Months Ended		114 Months Ended	116 Months Ended		117 Months Ended	120 Months Ended
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C000012166
Account Value [Line Items]
Line Graph and Table Measure Name																	Investor Shares
Accumulated Value					$ 10,000			$ 8,869			$ 9,455			$ 9,746					$ 9,451			$ 10,056			$ 10,563			$ 10,900				$ 11,595			$ 12,674			$ 12,475			$ 13,280			$ 12,710			$ 13,028			$ 14,594			$ 14,930			$ 14,434			$ 15,422			$ 13,782			$ 16,788			$ 17,079			$ 20,035			$ 21,870			$ 22,629			$ 23,515			$ 19,568			$ 17,256			$ 16,925			$ 15,939			$ 17,169			$ 16,778			$ 18,946			$ 16,097			$ 19,321			$ 20,071			$ 20,839			$ 21,856			$ 24,269			$ 21,009			$ 24,549	$ 25,084
C000012167
Account Value [Line Items]
Line Graph and Table Measure Name																	Investor Shares
Accumulated Value					10,000			8,910			10,119			10,239					10,220			11,593			11,930			12,310				12,996			13,916			12,786			13,105			11,807			12,138			12,813			13,005			13,284			13,514			10,103			11,376			11,790			14,635			18,017			17,760			18,428			18,570			17,864			17,301			17,085			19,423			18,517			20,414			18,384			21,788			22,130			23,987			23,957			24,366			22,388			24,052	24,984
C000126408
Account Value [Line Items]
Line Graph and Table Measure Name																	ETF Shares Net Asset Value
Accumulated Value					10,000			9,842			10,500			10,992					11,084			10,963			11,349			11,489				11,701			11,696			11,398			11,428			11,252			11,778			12,062			12,699			12,767			13,217			11,633			13,169			12,977			13,571			13,329			13,661			13,504			13,092			11,558			11,272			10,441			11,618			11,526			11,854			11,132			12,248			12,293			12,846			13,160			13,284			13,400			13,986	14,730
C000126407
Account Value [Line Items]
Line Graph and Table Measure Name																	Admiral Shares
Accumulated Value					10,000			9,845			10,502			10,995					11,089			10,965			11,353			11,493				11,707			11,701			11,403			11,434			11,262			11,783			12,073			12,709			12,777			13,229			11,645			13,181			12,989			13,584			13,341			13,671			13,514			13,105			11,565			11,283			10,451			11,626			11,537			11,863			11,145			12,264			12,307			12,858			13,169			13,294			13,412			13,999	14,631
C000126409
Account Value [Line Items]
Line Graph and Table Measure Name																	Institutional Shares
Accumulated Value					5,000,000			4,920,884			5,251,186			5,496,942					5,544,552			5,484,663			5,677,839			5,748,186				5,854,483			5,851,870			5,704,520			5,718,019			5,631,033			5,893,372			6,036,505			6,354,576			6,388,978			6,614,033			5,823,209			6,591,947			6,496,017			6,793,165			6,673,706			6,840,210			6,762,059			6,556,887			5,786,906			5,644,388			5,229,947			5,818,027			5,772,539			5,939,077			5,577,391			6,135,440			6,159,084			6,437,364			6,595,261			6,656,943			6,713,823			7,009,955	7,327,953
C000133792
Account Value [Line Items]
Line Graph and Table Measure Name																	Investor Shares
Accumulated Value					10,000			9,671			10,012			10,729					10,423			10,813			11,469			11,756				12,187			12,661			12,431			13,093			12,661			12,900			13,717			14,180			14,485			15,117			12,728			13,521			13,150			14,312			15,048			15,573			15,584			15,526			15,320			15,254			14,917			15,624			15,863			15,977			15,521			17,025			17,507			18,612			18,836			19,280			19,878			20,268	20,927
C000133791
Account Value [Line Items]
Accumulated Value					50,000			48,369			50,119			53,706					52,197			54,138			57,445			58,907				61,066			63,420			62,339			65,630			63,466			64,674			68,796			71,141			72,696			75,863			63,904			67,881			66,022			71,889			75,557			78,249			78,302			78,016			76,978			76,704			74,983			78,557			79,791			80,393			78,098			85,699			88,125			93,689			94,813			97,084			100,096			102,093	105,443
C000163311
Account Value [Line Items]
Line Graph and Table Measure Name																	ETF Shares Net Asset Value
Accumulated Value			$ 10,000	$ 10,000			$ 10,917		$ 11,501			$ 10,964				$ 11,007				$ 11,989				$ 12,906		$ 13,177			$ 14,146				$ 13,489			$ 13,810			$ 12,249			$ 12,859			$ 13,975			$ 14,067			$ 14,572				$ 15,070			$ 13,398		$ 14,986			$ 15,116			$ 17,456			$ 18,351			$ 19,177				$ 19,640		$ 18,686			$ 17,459			$ 16,835			$ 15,143			$ 17,586			$ 18,086			$ 18,381			$ 16,799			$ 19,191			$ 19,108			$ 20,790			$ 20,576				$ 20,412			$ 21,478			$ 21,481			$ 22,440
C000163310
Account Value [Line Items]
Line Graph and Table Measure Name																	Admiral Shares
Accumulated Value		$ 10,000				$ 10,609				$ 11,178			$ 10,654		$ 10,694						$ 11,650		$ 12,543				$ 12,805			$ 13,744				$ 13,110			$ 13,419			$ 11,905			$ 12,499			$ 13,583			$ 13,670			$ 14,162		$ 14,643			$ 13,018				$ 14,565			$ 14,689			$ 16,962			$ 17,836			$ 18,638		$ 19,090				$ 18,161			$ 16,969			$ 16,369			$ 14,728			$ 17,109			$ 17,583			$ 17,868			$ 16,331			$ 18,653			$ 18,571			$ 20,210			$ 19,997		$ 19,839			$ 20,869			$ 20,871			$ 21,702
C000163314
Account Value [Line Items]
Line Graph and Table Measure Name																	ETF Shares Net Asset Value
Accumulated Value			10,000	10,000			11,117		11,165			11,337				11,983				12,626				13,470		13,834			15,005				14,183			13,986			12,861			13,274			13,873			13,468			14,002				14,047			11,211		12,314			11,964			14,562			16,082			16,397				16,697		17,124			16,024			15,255			14,166			16,791			16,837			17,650			16,223			18,018			18,792			19,877			20,018				20,234			22,008			23,509			25,288
C000163313
Account Value [Line Items]
Line Graph and Table Measure Name																	Admiral Shares
Accumulated Value		10,000				10,765				10,811			10,973		11,597						12,221		13,039				13,391			14,526				13,733			13,540			12,454			12,855			13,432			13,036			13,554		13,596			10,847				11,916			11,576			14,088			15,564			15,872		16,160				16,577			15,511			14,769			13,718			16,265			16,299			17,085			15,702			17,444			18,190			19,242			19,382		19,586			21,305			22,759			24,377
C000246320
Account Value [Line Items]
Line Graph and Table Measure Name																	Investor Shares
Accumulated Value	$ 10,000																	$ 11,080													$ 11,853
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value					10,000			9,292			10,003			10,609					10,421			11,311			11,860			12,320				12,917			14,157			13,410			14,344			13,765			13,828			15,097			15,334			15,608			16,645			14,918			16,990			17,167			20,065			22,528			23,604			24,733			23,776			21,771			21,767			20,542			21,774			22,049			24,514			22,267			25,943			26,992			29,687			30,727			32,760			30,030			34,357	37,150
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value					10,000			9,292			10,003			10,609					10,421			11,311			11,860			12,320				12,917			14,157			13,410			14,344			13,765			13,828			15,097			15,334			15,608			16,645			14,918			16,990			17,167			20,065			22,528			23,604			24,733			23,776			21,771			21,767			20,542			21,774			22,049			24,514			22,267			25,943			26,992			29,687			30,727			32,760			30,030			34,357	37,150
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg Global Aggregate Index ex USD
Accumulated Value					10,000			9,892			10,872			11,109					10,647			10,176			10,383			10,884				10,781			11,374			11,180			10,855			10,556			11,004			10,899			11,260			11,384			11,438			11,273			11,929			11,949			12,371			12,029			12,127			11,711			11,391			10,159			9,889			8,831			9,775			9,763			9,646			9,060			9,758			9,415			9,760			9,844			9,621			10,308			10,257	10,358
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg Global Aggregate Index ex USD
Accumulated Value					10,000			9,892			10,872			11,109					10,647			10,176			10,383			10,884				10,781			11,374			11,180			10,855			10,556			11,004			10,899			11,260			11,384			11,438			11,273			11,929			11,949			12,371			12,029			12,127			11,711			11,391			10,159			9,889			8,831			9,775			9,763			9,646			9,060			9,758			9,415			9,760			9,844			9,621			10,308			10,257	10,358
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg Global Aggregate Index ex USD
Accumulated Value					5,000,000			4,945,786			5,436,245			5,554,431					5,323,437			5,088,247			5,191,252			5,442,076				5,390,438			5,687,090			5,589,913			5,427,257			5,278,046			5,501,815			5,449,700			5,630,051			5,691,961			5,718,900			5,636,594			5,964,427			5,974,260			6,185,478			6,014,664			6,063,345			5,855,364			5,695,324			5,079,500			4,944,429			4,415,736			4,887,484			4,881,418			4,823,219			4,530,082			4,878,794			4,707,632			4,879,880			4,921,928			4,810,607			5,153,992			5,128,713	5,179,036
NACC2 Index: FTSE Global All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name																	FTSE Global All Cap Index
Accumulated Value					10,000			9,154			9,958			10,361					10,274			10,908			11,532			12,154				12,717			13,904			13,205			13,550			12,639			12,872			13,827			13,897			14,235			14,921			13,051			14,827			14,903			17,576			19,330			19,963			20,604			19,806			18,202			17,844			16,512			18,365			18,560			20,155			18,174			20,943			21,770			23,540			24,101			25,179			24,282			27,195	29,474
NACC2 Index: FTSE Global All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name																	FTSE Global All Cap Index
Accumulated Value					50,000			45,770			49,790			51,807					51,372			54,541			57,662			60,771				63,586			69,522			66,025			67,748			63,194			64,358			69,133			69,484			71,174			74,607			65,253			74,134			74,513			87,881			96,651			99,817			103,020			99,030			91,008			89,222			82,559			91,827			92,798			100,775			90,871			104,717			108,852			117,701			120,506			125,895			121,412			135,976	147,370
NACC2 Index: S&P Global Ex-U.S. BMI (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Global Ex-U.S. BMI (USD)
Accumulated Value			10,000	10,000			11,080		11,183			11,159				11,522				12,190				12,976		13,486			14,656				13,848			13,460			12,054			12,432			12,965			12,725			13,033				13,323			11,175		12,557			12,528			14,999			15,907			15,976				16,043		15,203			13,863			13,068			11,651			13,843			13,761			14,340			12,651			14,296			14,712			15,358			15,349				15,401			15,951			17,178			18,626
NACC2 Index: S&P Global Ex-U.S. BMI (USD)
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Global Ex-U.S. BMI (USD)
Accumulated Value		10,000				10,756				10,856			10,833		11,186						11,834		12,597				13,092			14,228				13,444			13,067			11,702			12,069			12,586			12,353			12,653		12,934			10,848				12,190			12,162			14,560			15,443			15,509		15,574				14,758			13,458			12,686			11,311			13,439			13,359			13,921			12,281			13,879			14,282			14,910			14,900		14,951			15,485			16,676			18,082
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name																	FTSE Global All Cap ex US Index
Accumulated Value			10,000	10,000			11,159		11,362			11,388				11,809				12,591				13,478		14,066			15,326				14,605			14,320			12,900			13,346			14,037			13,913			14,342				14,703			12,426		14,055			14,041			16,852			18,021			18,216				18,388		17,586			16,260			15,442			13,855			16,574			16,630			17,468			15,508			17,587			18,253			19,211			19,300				19,432			20,346			22,056			24,042
NACC2 Index: FTSE Global All Cap ex US Index
Account Value [Line Items]
Line Graph and Table Measure Name																	FTSE Global All Cap ex US Index
Accumulated Value		10,000				10,828				11,025			11,050		11,459						12,217		13,078				13,648			14,871				14,171			13,895			12,517			12,950			13,621			13,500			13,917		14,267			12,058				13,638			13,624			16,352			17,486			17,675		17,842				17,064			15,777			14,984			13,444			16,082			16,137			16,949			15,048			17,065			17,711			18,641			18,727		18,856			19,742			21,401			23,328
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI All Country World Index ex USA Net
Accumulated Value	10,000																	11,574													14,459
NACC2 Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell Midcap Growth Index
Accumulated Value					10,000			9,054			9,846			10,502					10,040			10,864			11,405			11,907				12,675			13,915			13,329			14,179			13,454			13,985			15,680			16,185			16,001			17,152			15,716			19,114			19,382			22,964			24,198			25,709			27,024			22,622			20,149			20,114			19,204			20,694			20,471			22,735			19,847			23,827			24,708			25,542			27,522			31,118			28,081			32,766	32,914
NACC2 Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell Midcap Value Index
Accumulated Value					10,000			9,182			10,316			11,029					10,784			11,858			12,123			12,429				12,630			13,522			12,951			13,556			12,650			12,787			13,697			13,797			13,925			14,445			11,404			12,637			12,959			15,427			18,326			18,585			19,257			18,997			18,325			18,055			17,298			18,867			17,689			19,170			16,681			19,324			20,180			21,813			22,359			23,030			21,238			23,354	24,116
NACC2 Index: Bloomberg USD Emerging Markets Government RIC Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg USD Emerging Markets Government RIC Capped Index
Accumulated Value					10,000			9,847			10,504			11,007					11,105			10,991			11,380			11,526				11,742			11,741			11,454			11,484			11,308			11,844			12,134			12,772			12,829			13,286			11,714			13,248			13,036			13,629			13,392			13,739			13,584			13,178			11,561			11,262			10,448			11,622			11,531			11,866			11,153			12,277			12,326			12,883			13,212			13,332			13,458			14,044	14,793
NACC2 Index: Bloomberg USD Emerging Markets Government RIC Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg USD Emerging Markets Government RIC Capped Index
Accumulated Value					10,000			9,847			10,504			11,007					11,105			10,991			11,380			11,526				11,742			11,741			11,454			11,484			11,308			11,844			12,134			12,772			12,829			13,286			11,714			13,248			13,036			13,629			13,392			13,739			13,584			13,178			11,561			11,262			10,448			11,622			11,531			11,866			11,153			12,277			12,326			12,883			13,212			13,332			13,458			14,044	14,793
NACC2 Index: Bloomberg USD Emerging Markets Government RIC Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg USD Emerging Markets Government RIC Capped Index
Accumulated Value					5,000,000			4,923,547			5,252,014			5,503,393					5,552,338			5,495,416			5,690,208			5,763,168				5,871,183			5,870,511			5,726,784			5,741,809			5,654,157			5,921,969			6,066,850			6,386,083			6,414,591			6,642,869			5,857,211			6,624,247			6,518,096			6,814,713			6,695,962			6,869,445			6,792,088			6,589,099			5,780,410			5,631,015			5,224,188			5,811,035			5,765,406			5,933,087			5,576,312			6,138,708			6,162,940			6,441,587			6,606,215			6,666,005			6,729,179			7,022,008	7,396,372
NACC2 Index: FTSE Global All Cap Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name																	FTSE Global All Cap Index (USD Hedged)
Accumulated Value					10,000			9,300			9,804			10,273					10,309			11,001			11,603			12,021				12,682			13,548			13,068			13,608			12,856			12,992			14,111			14,215			14,554			15,289			13,558			15,146			15,232			17,744			19,576			20,290			21,061			20,426			19,157			18,979			17,992			19,476			19,795			21,534			19,812			22,620			23,827			25,677			26,328			27,835			26,290			29,544	32,093
NACC2 Index: FTSE Global All Cap Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name																	FTSE Global All Cap Index (USD Hedged)
Accumulated Value					$ 50,000			$ 46,498			$ 49,020			$ 51,365					$ 51,546			$ 55,004			$ 58,017			$ 60,104				$ 63,409			$ 67,742			$ 65,341			$ 68,039			$ 64,282			$ 64,958			$ 70,554			$ 71,075			$ 72,772			$ 76,443			$ 67,788			$ 75,729			$ 76,160			$ 88,722			$ 97,880			$ 101,449			$ 105,306			$ 102,132			$ 95,786			$ 94,896			$ 89,959			$ 97,381			$ 98,974			$ 107,668			$ 99,060			$ 113,099			$ 119,135			$ 128,387			$ 131,642			$ 139,175			$ 131,449			$ 147,721	$ 160,464
NACC2 Index: Spliced S&P Global Ex-U.S. Dividend Growers Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Spliced S&P Global Ex-U.S. Dividend Growers Index
Accumulated Value			10,000	10,000			11,036		11,589			11,047				11,086				12,080				13,006		13,278			14,297				13,651			13,956			12,381			12,992			14,105			14,340			14,770				15,334			13,609		15,185			15,305			17,730			18,660			19,463				20,003		18,836			17,946			17,087			15,427			17,814			18,407			18,717			17,000			19,689			19,523			21,181			20,974				20,871			21,790			21,974			22,773
NACC2 Index: Spliced S&P Global Ex-U.S. Dividend Growers Index
Account Value [Line Items]
Line Graph and Table Measure Name																	Spliced S&P Global Ex-U.S. Dividend Growers Index
Accumulated Value		10,000				10,712				11,250			10,723		10,762						11,726		12,625				12,889			13,878				13,251			13,547			12,018			12,611			13,692			13,920			14,338		14,885			13,210				14,740			14,856			17,210			18,113			18,893		19,417				18,284			17,420			16,586			14,975			17,292			17,868			18,169			16,502			19,112			18,951			20,561			20,359		20,260			21,151			21,330			22,106
NACC2 Index: FTSE All-World ex US High Dividend Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																	FTSE All-World ex US High Dividend Yield Index
Accumulated Value			$ 10,000	$ 10,000			$ 11,245		$ 11,288			$ 11,471				$ 12,115				$ 12,785				$ 13,636		$ 14,010			$ 15,256				$ 14,458			$ 14,217			$ 13,106			$ 13,500			$ 14,106			$ 13,830			$ 14,280				$ 14,401			$ 11,493		$ 12,559			$ 12,178			$ 14,902			$ 16,465			$ 16,762				$ 17,072		$ 17,398			$ 16,564			$ 15,551			$ 14,526			$ 17,157			$ 17,261			$ 18,145			$ 16,606			$ 18,708			$ 19,453			$ 20,470			$ 20,648				$ 20,966			$ 22,687			$ 24,358			$ 26,088
NACC2 Index: FTSE All-World ex US High Dividend Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																	FTSE All-World ex US High Dividend Yield Index
Accumulated Value		$ 10,000				$ 10,869				$ 10,910			$ 11,087		$ 11,710						$ 12,357		$ 13,180				$ 13,541			$ 14,745				$ 13,974			$ 13,741			$ 12,667			$ 13,048			$ 13,633			$ 13,367			$ 13,802		$ 13,919			$ 11,108				$ 12,139			$ 11,770			$ 14,404			$ 15,914			$ 16,201		$ 16,501				$ 16,815			$ 16,010			$ 15,031			$ 14,040			$ 16,583			$ 16,683			$ 17,538			$ 16,050			$ 18,082			$ 18,802			$ 19,785			$ 19,957		$ 20,265			$ 21,928			$ 23,542			$ 25,215
NACC2 Index: S&P International Developed Dividend Growers Index NTR
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P International Developed Dividend Growers Index NTR
Accumulated Value	$ 10,000																	$ 11,448													$ 12,299